BASIS OF PRESENTATION AND STATEMENT OF COMPLIANCE WITH IFRS	6 Months Ended
Jun. 30, 2023
General Information About Financial Statements [Abstract]
BASIS OF PRESENTATION AND STATEMENT OF COMPLIANCE WITH IFRS	BASIS OF PRESENTATION AND STATEMENT OF COMPLIANCE WITH IFRS
These unaudited condensed interim consolidated financial statements have been prepared in accordance with International Accounting Standard ("IAS") 34 - Interim Financial Reporting, as issued by the International Accounting Standards Board (“IASB”) and are expressed in United States ("US") dollars for reporting purposes. These financial statements should be read in conjunction with the most recent annual consolidated financial statements for the year ended December 31, 2022. The results from operations for the interim period do not necessarily reflect the results expected for the full fiscal year. The Company’s sales have historically experienced substantial fluctuations from quarter to quarter, particularly considering that they have been mainly comprised of sales of school buses which are mainly driven by the school calendar. While the Company expects to continue to experience seasonal variations in its sales in the foreseeable future, management believes that the mix of product sales may vary considerably in the future, especially in connection with the Company’s execution of its growth strategy and as sales of trucks become more prevalent and new products are introduced. As a result, it is difficult to predict if any historical trends will be reproduced in the future.

Certain information and footnote disclosures normally included in annual audited consolidated financial statements prepared in accordance with International Financial Reporting Standards ("IFRS"), as issued by the IASB, have been omitted or condensed and, therefore, these financial statements should be read in conjunction with the consolidated financial statements for the year ended December 31, 2022. These financial statements reflect all adjustments which are, in the opinion of management, necessary to present a fair statement of the results for these interim periods. These adjustments are of a normal recurring nature.

These unaudited financial statements have been approved for issue by the Board of Directors on August 2, 2023.